Schedule of Concentrations of Risk (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Revenues	$ 11,085,548	$ 3,325,990	$ 3,247,543
Accounts receivable	446,688	212,252
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 2,052,650	$ 322,552
Concentration risk percentage	18.50%	9.70%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%	13.20%
Accounts receivable	$ 1,077,674	$ 309,388
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 1,808,898	$ 147,196
Concentration risk percentage	16.30%	4.40%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	6.00%
Accounts receivable	$ 1,056,447	$ 141,189
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 1,654,949	$ 415,989	$ 261,014
Concentration risk percentage	14.90%	12.50%	8.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.90%	16.40%
Accounts receivable	$ 929,164	$ 382,654
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 1,128,958
Concentration risk percentage	10.20%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.30%
Accounts receivable	$ 827,188
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 1,088,033
Concentration risk percentage	9.80%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.30%
Accounts receivable	$ 702,644
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 255,993	$ 922,692
Concentration risk percentage		7.70%	28.40%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.20%
Accounts receivable		$ 470,959
Customer G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 255,993
Concentration risk percentage		7.70%
Customer H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 15,395	$ 181,243
Concentration risk percentage	0.10%	5.50%
Customer I [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues			$ 293,705
Concentration risk percentage			9.00%
Customer J [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 10,263	$ 120,061	$ 217,056
Concentration risk percentage	0.10%	3.60%	6.70%
Customer K [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 76,798	$ 214,532
Concentration risk percentage		2.30%	6.60%
Customer K [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts receivable		$ 233,125
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 7,759,146	$ 1,775,825	$ 1,908,999
Concentration risk percentage	69.90%	53.40%	58.70%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	73.70%	65.80%
Accounts receivable	$ 4,593,117	$ 1,537,315
Supplier A [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 2,019,295
Concentration risk percentage	40.20%
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	92.60%
Accounts payable	$ 281,458
Supplier B [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 1,456,099
Concentration risk percentage	29.00%
Supplier C [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 872,376
Concentration risk percentage	17.40%
Supplier D [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 264,279	$ 126,717	$ 244,056
Concentration risk percentage	5.30%	13.90%	17.10%
Supplier E [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 137,335	$ 95,998	$ 63,849
Concentration risk percentage	2.70%	10.60%	4.50%
Supplier F [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 13,342	$ 44,799	$ 117,557
Concentration risk percentage	0.30%	4.90%	8.20%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.10%
Accounts payable	$ 3,470
Supplier G [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 7,184	$ 6,784	$ 121,717
Concentration risk percentage	0.10%	0.70%	8.50%
Supplier G [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		67.70%
Accounts payable		$ 14,457
Supplier H [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 203,451	$ 256,161
Concentration risk percentage		22.40%	17.90%
Supplier I [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 99,837	$ 190,908
Concentration risk percentage		11.00%	13.40%
Supplier J [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues		$ 60,520
Concentration risk percentage		6.70%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 4,769,910	$ 638,106	$ 994,248
Concentration risk percentage	95.00%	70.20%	69.60%
Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Accounts payable	$ 303,956	$ 21,359
Supplier K [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.30%
Accounts payable	$ 9,947
Supplier L [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.90%
Accounts payable	$ 5,783
Supplier M [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.10%	5.60%
Accounts payable	$ 3,298	$ 1,203
Supplier N [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.50%
Accounts payable		$ 5,663
Supplier O [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.20%
Accounts payable		$ 36